ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares						Fair Value
	OPEN END FUNDS — 70.4%
	FIXED INCOME - 70.4%
10,488,878	DoubleLine Low Duration Bond Fund, Cl I (Cost $101,704,611)					$ 98,280,787

Principal Amount ($)				Coupon Rate (%)	Maturity
	CORPORATE BONDS — 0.0%
	MACHINERY — 0.0%
52,619	INVEPAR A-1(a) (b)(c)(d)(e) (Cost $3,810)			0.000	12/30/28	0

Shares
	WARRANT — 0.0%
	ENGINEERING & CONSTRUCTION - 0.0%
43,904	OAS S/A (Brazil) (b)(c)(e) (Cost $8,837)			0.000	05/17/39	0

Contracts(f)
	EQUITY OPTIONS PURCHASED - 21.7% (g)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 21.7%
83,754	NOMURA CALL OPTION ISAM	Nomura	08/16/2023	$ 0.001	$ 12,904,145	$ 12,011,402
77,418	NOMURA CALL OPTION WNTN	Nomura	08/16/2023	0.001	12,724,883	11,996,629
11,558	NOMURA CALL OPTION WNTN TRND	Nomura	08/16/2023	0.001	6,904,406	6,379,310
	TOTAL CALL OPTIONS PURCHASED (Cost - $32,533,434)					30,387,341

	TOTAL INVESTMENTS - 92.1% (Cost $134,250,692)					$ 128,668,128
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.9%					10,974,000
	NET ASSETS - 100.0%					$ 139,642,128

S/A	- Société Anonyme

(a)	Securities Exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions registration, normally exempt from to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is $0 or 0.0% of net assets.
(b)	Illiquid holding.
(c)	Non-income producing.
(d)	Default bond.
(e)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of September 30, 2022.
(f)	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
(g)	These securities provide exposure to daily returns of the reference asset that are not publicly available, the Top 50 holdings for each option are shown on the subsequent pages.15

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

	ISAM Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2022	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	79	Milling Wheat Futures			Dec-22	1,381,261	$ 51,130	0.04%
						Subtotal	$ 51,130

	Short Contracts
	(13)	2 Yr Treasury Note Futures			Dec-22	2,670,078	$ 39,047	0.03%
	(16)	3 month SOFR Future\			Dec-23	3,830,800	42,688	0.03%
	(27)	Australian 3 Yr Bond Futures			Dec-22	1,841,394	12,207	0.01%
	(26)	AS BK Bill			Dec-23	1,176,073	9,471	0.01%
	(102)	Cocoa Future			Dec-22	2,401,080	(9,510)	(0.01)%
	(24)	ERX 2 Bund Future			Dec-22	2,521,035	18,658	0.01%
	(23)	Euro BTS Future			Dec-22	2,374,397	17,330	0.01%
	(15)	Feeders Future			Nov-22	1,309,688	37,713	0.03%
	(72)	FTSE China A50 Index Future			Oct-22	929,952	(1,670)	(0.00)%
	(28)	Gold Future			Dec-22	4,681,600	152,870	0.11%
	(6)	Ice 3 Month Saron Futures			Dec-23	1,496,019	8,523	0.01%
	(6)	Ice 3 Month Sonia Futures			Sep-23	1,495,564	7,826	0.01%
	(8)	Ice 3 Month Sonia Futures			Dec-23	2,105,992	50,684	0.04%
	(2)	Japan Bond			Dec-22	2,049,209	(3,662)	(0.00)%
	(31)	Korea 10 Year Treasury Bond			Dec-22	2,321,673	53,588	0.04%
	(142)	Korean Bond			Dec-22	10,102,278	117,601	0.08%
	(36)	L Cattle Future			Dec-22	2,117,520	(2,540)	(0.00)%
	(67)	Sugar Future			Mar-23	1,326,707	(4,312)	(0.00)%
	(10)	Treasury Note Future			Dec-22	1,120,625	48,477	0.03%
						Subtotal	$ 594,989

	CREDIT DEFAULT SWAPS
	Number of Contracts	Description			Maturity Date	Notional Value at September 30, 2022	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets

	1,300,000	MARKIT ITRX EUROPE			12/20/2027	1,274,260	$ 20,464	0.01%
	1,150,000	MARKIT ITRX EUROPE			12/20/2027	1,127,230	25,374	0.02%
						Subtotal	$ 45,838

	INTEREST RATE SWAPS
	Number of Contracts	Description			Maturity Date	Notional Value at September 30, 2022	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	30,000,000	CNY Rate Swap			12/23/2024	941,317	$ 97,975	0.07%
	600,000,000	JPY Rate Swap			3/19/2025	1,023,556	1,308,393	0.94%
	3,000,000	EU Infl Rate Swap			9/15/2027	1,455,743	54,045	0.04%
	1,900,000	US INFL Rate Swap			9/15/2027	940,594	45,087	0.03%
	600,000,000	JPY Rate Swap			12/15/2027	2,159,063	444,544	0.32%
	3,000,000,000	KRW Rate Swap			12/15/2027	1,091,094	111,859,198	80.10%
	50,000,000	ZAR Rate Swap			12/15/2027	1,439,922	1,905,829	1.36%
	2,200,000	EU Infl Rate Swap			9/15/2032	2,156,440	38,967	0.03%
	1,100,000	UK INFL Rate Swap			9/15/2032	1,228,700	(399)	(0.00)%
	1,100,000	US INFL Rate Swap			9/15/2032	1,100,000	37,046	0.03%
	20,000,000	MXN Rate Swap			12/8/2032	1,013,469	538,963	0.39%
	40,000,000	CZK Rate Swap			3/16/2033	1,661,333	2,892,651	2.07%
	2,000,000	NZD Rate Swap			3/16/2033	1,166,667	130,598	0.09%
	25,000,000	ZAR Rate Swap			3/16/2033	1,439,922	972,610	0.70%
	5,000,000	PLN Rate Swap			3/16/2033	1,051,042	436,478	0.31%
	10,000,000	NOK Rate Swap			3/16/2033	957,292	343,490	0.25%
						Subtotal	$ 121,105,475
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	12/21/22	USD	3,000,000	TRY	60,491,140	$ 3,320,730	$ 52,394	0.04%
	12/21/22	USD	2,800,000	THB	102,078,578	2,786,587	89,263	0.06%
	12/21/22	USD	2,500,000	IDR	37,671,342,000	2,514,253	40,263	0.03%
	12/21/22	USD	1,900,000	PHP	108,205,390	1,919,737	74,403	0.05%
	12/21/22	USD	1,900,000	ILS	6,506,578	1,887,180	62,677	0.04%
	12/21/22	USD	1,400,000	INR	113,483,910	1,414,966	19,909	0.01%
	12/21/22	USD	1,200,000	PEN	4,772,884	1,210,796	12,487	0.01%
	12/21/22	USD	1,100,000	JPY	155,080,844	1,090,296	18,842	0.01%
	12/21/22	USD	1,000,000	COP	4,521,291,900	1,014,582	33,055	0.02%
	12/21/22	USD	1,000,000	TWD	30,293,100	999,950	45,929
	To Sell:
	12/21/22	USD	1,050,000	THB	38,353,465	$ 1,044,970	(31,518)	(0.02)%
	12/21/22	USD	900,000	TRY	17,721,044	996,219	(38,751)	(0.03)%
						Subtotal	$ 378,953

						All Other Investments	(110,164,983)
						Total Value of Purchased Option	12,011,402

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2022	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	19	Lcattle Futures			Dec-22	1,117,580	$ (31,510)	(0.02)%
	35	Lon Cocoa Future			Dec-22	758,443	27,277	0.02%
	45	Lon Cocoa Future			Mar-23	957,548	29,522	0.02%
	27	SGX Nifty Future			Oct-22	922,752	1,889	0.00%
	12	Soybean Future			Nov-22	818,850	(38,063)	(0.03)%
						Subtotal	$ (10,885)

	Short Contracts
	(58)	2 Year T Note Futures			Dec-22	11,912,656	$ 160,828	0.12%
	(34)	5 Year T Note Futures			Dec-22	3,655,266	102,336	0.07%
	(49)	Australian 3 Yr Bond Futures			Dec-22	3,341,789	8,969	0.01%
	(34)	Australian 10 Yr Bond Futures			Dec-22	2,548,455	34,900	0.02%
	(22)	Canadian Bond Future			Dec-22	1,966,094	15,901	0.01%
	(4)	Dax Index Future			Dec-22	1,189,375	86,882	0.06%
	(26)	Emini MSCI EM Future			Dec-22	1,132,950	105,670	0.08%
	(4)	Emini Nasdaq Future			Dec-22	882,840	72,572	0.05%
	(12)	Emini S&P Future			Dec-22	2,160,900	146,433	0.10%
	(31)	ERX 2 Bund Future			Dec-22	3,256,337	23,030	0.02%
	(15)	ERX Bobl Future			Dec-22	1,760,684	40,257	0.03%
	(8)	Euro Bund Future			Dec-22	1,085,983	52,343	0.04%
	(51)	Eurostoxx 50 Future			Dec-22	1,657,175	99,255	0.07%
	(64)	FTSE China A50 Index			Oct-22	826,624	8,400	0.01%
	(41)	Gold Future			Dec-22	6,855,200	228,570	0.16%
	(10)	HK Index Future			Oct-22	1,096,191	38,981	0.03%
	(22)	H-Shares Index Future			Oct-22	828,723	33,083	0.02%
	(5)	Ice 3 Month Sonia Futures			Sep-23	1,315,268	31,862	0.02%
	(6)	Ice 3 Month Sonia Futures			Dec-23	1,579,494	40,254	0.03%
	(6)	Ice 3 Month Sonia Futures			Mar-24	1,580,583	39,807	0.03%
	(6)	Ice 3 Month Sonia Futures			Sep-24	1,583,683	43,270	0.03%
	(7)	Ice 3 Month Sonia Futures			Jun-24	1,845,577	47,291	0.03%
	(5)	Ice 3 Month Sonia Futures			Dec-24	1,321,760	33,957	0.02%
	(5)	Ice 3 Month Sonia Futures			Mar-25	1,323,994	34,180	0.02%
	(4)	Ice 3 Month Sonia Futures			Jun-25	1,060,982	26,543	0.02%
	(4)	LME Copper Future			Oct-22	768,800	2,638	0.00%
	(10)	Long Guilt Future			Dec-22	1,076,788	145,400	0.10%
	(19)	Silver Future			Dec-22	1,808,705	610	0.00%
	(12)	Treasury Note Future			Dec-22	1,344,750	57,492	0.04%
						Subtotal	$ 1,761,714

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	10/4/2022	BRL	7,298,449	USD	1,349,915	$ 1,348,753	$ 11,165	0.01%
	10/4/2022	USD	1,400,000	BRL	7,298,449	1,400,658	51,905	0.04%
	12/21/2022	AUD	24	USD	1,612,602	1,536,000	(72,882)	(0.05)%
	12/21/2022	CAD	29	USD	2,190,633	2,096,990	(91,178)	(0.07)%

	To Sell:
	10/04/22	BRL	7,235,594	USD	1,338,289	$ 1,337,138	$ (11,069)	(0.01)%
	10/04/22	USD	1,400,000	BRL	7,235,594	1,400,658	(63,521)	(0.05)%
	10/31/22	USD	1,000,000	IDR	15,074,870,000	1,002,193	(12,181)	(0.01)%
	10/31/22	USD	3,600,000	INR	289,771,060	3,618,807	(56,651)	(0.04)%
	11/03/22	USD	800,000	BRL	4,203,610	806,154	(29,327)	(0.02)%
	12/21/2022	CHF	7	USD	905,506	886,463	11,781	0.01%
	12/21/22	CNH	22,500,000	USD	3,222,195	3,150,000	67,416	0.05%
	12/21/22	CNH	8,000,000	USD	1,133,565	1,120,000	(11,865)	(0.01)%
	12/21/2022	EUR	81	USD	10,156,001	9,924,525	171,233	0.12%
	12/21/2022	GBP	32	USD	2,256,644	2,234,000	20,444	0.01%
	12/21/2022	JPY	160	USD	14,117,523	13,818,000	190,522	0.14%
	12/21/2022	NZD	21	USD	1,253,320	1,176,000	74,485	0.05%
						Subtotal	$ 250,277

						All Other Investments	11,688,580
						Total Value of Purchased Option	11,996,629

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

	WNTN TRND Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2022	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	8	LME Aluminum Future			Oct-22	432,850	(12,150)	(0.01)%
	3	LME Copper Future			Oct-22	576,600	(10,784)	(0.01)%
						Subtotal	$ (22,934)

	Short Contracts
	(30)	2 Year Treasury Note Futures			Dec-22	$ 6,161,719	$ 85,047	0.06%
	(23)	5 Year Treasury Note Futures			Dec-22	2,472,680	73,547	0.05%
	(56)	Aussie 3 Year Bond Futures			Dec-22	3,819,188	26,346	0.02%
	(26)	Aussie 10 Year Bond Futures			Dec-22	1,948,818	37,399	0.03%
	(8)	AS BK Bill Future			Mar-23	361,966	4,690	0.00%
	(6)	As index future			Dec-22	620,736	7,920	0.01%
	(6)	Copper Future			Dec-22	511,875	29,575	0.02%
	(3)	Dax Index Future			Dec-22	892,031	49,598	0.04%
	(16)	Emini MSCi Futures			Dec-22	697,200	69,435	0.05%
	(4)	Emini Nasdaq Future			Dec-22	882,840	70,687	0.05%
	(9)	Emin S&P500 Future			Dec-22	1,620,675	100,985	0.07%
	(13)	ERX 2 Bund Future			Dec-22	1,365,561	10,591	0.01%
	(18)	Erx Bobl Futures			Dec-22	2,112,821	44,844	0.03%
	(25)	Euro Bund Future			Dec-22	3,393,697	152,705	0.11%
	(4)	Euro oat future			Dec-22	518,016	24,917	0.02%
	(34)	Euro Stoxx Future			Dec-22	1,104,783	54,832	0.04%
	(5)	Eurx Bobl-Buxl Future			Dec-22	718,683	66,281	0.05%
	(15)	Gold Future			Dec-22	2,508,000	85,610	0.06%
	(7)	HK Index Future			Oct-22	767,334	27,510	0.02%
	(11)	H-Shares Index Future			Oct-22	414,361	16,319	0.01%
	(3)	ICE 3 month Sonia Futures			Jun-23	788,951	23,178	0.02%
	(3)	ICE 3 month Sonia Futures			Sep-23	789,161	19,827	0.01%
	(4)	ICE 3 month Sonia Futures			Dec-23	1,052,996	28,428	0.02%
	(4)	ICE 3 month Sonia Futures			Mar-24	1,053,722	29,028	0.02%
	(4)	ICE 3 month Sonia Futures			Jun-24	1,054,616	28,930	0.02%
	(3)	ICE 3 month Sonia Futures			Sep-24	791,841	21,642	0.02%
	(3)	ICE 3 month Sonia Futures			Dec-24	793,056	21,768	0.02%
	(3)	ICE 3 month Sonia Futures			Mar-25	794,396	19,994	0.01%
	(2)	ICE 3 month Sonia Futures			Jun-25	530,491	13,613	0.01%
	(3)	Japanese Bond Future			Dec-22	3,073,814	1,105	0.00%
	(11)	LME Aluminum Future			Oct-22	595,169	62,247	0.04%
	(10)	LME Aluminum Future			Nov-22	538,313	15,510	0.01%
	(4)	LME Copper Future			Oct-22	768,800	4,888	0.00%
	(3)	LME Copper Future			Nov-22	572,700	8,388	0.01%
	(9)	LME Lead Futures			Oct-22	430,763	7,948	0.01%
	(10)	LME Lead Futures			Nov-22	478,250	(12,416)	(0.01)%
	(5)	Long Guilt Future			Dec-22	538,394	74,649	0.05%
	(7)	Silver Futures			Dec-22	666,365	(965)	(0.00)%
	(7)	T Bond Future			Dec-22	884,844	51,508	0.04%
	(15)	T Note Future			Dec-22	1,680,938	68,656	0.05%
	(4)	Ultra T Bond Future			Dec-22	548,000	54,938	0.04%
						Subtotal	$ 1,581,702
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	12/31/22	AUD	10	USD	673,650	$ 640,000	$ (32,100)	(0.02)%
	12/31/22	CAD	6	USD	451,914	433,860	(17,544)	(0.01)%
	12/31/22	MXN	39	USD	957,145	968,370	(1,450)	(0.00)%

	To Sell:
	12/31/22	EUR	21	USD	2,631,811	$ 2,573,025	$ 43,168	0.03%
	12/31/22	GBP	33	USD	2,350,350	2,303,813	44,269
	12/31/22	JPY	40	USD	3,526,800	3,454,500	45,050
	12/31/22	NZD	11	USD	660,125	616,000	42,640
						Subtotal	$ 124,033

						All Other Investments	4,696,509
						Total Value of Purchased Option	6,379,310

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.